Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations
Disposal Groups Including Discontinued Operations

Note 17. Discontinued Operations

From time to time, we decide to sell a property. We may make a decision to dispose of a property when it is vacant as a result of tenants vacating space, tenants electing not to renew their leases, tenant insolvency, or lease rejection in the bankruptcy process. In such cases, we assess whether we can obtain the highest value from the property by selling it, as opposed to re-leasing it. When it is appropriate to do so, upon the evaluation of the disposition of long-lived assets, we classify the property as an asset held for sale on our consolidated balance sheet and the current and prior period results of operations of the property are reclassified as discontinued operations.

The results of operations for properties that are held for sale or have been sold and with which we have no continuing involvement are reflected in the consolidated financial statements as discontinued operations and are summarized as follows (in thousands, net of tax):

	Years Ended December 31,
	2012	2011	2010
Revenues	$8,837	$13,960	$8,635
Expenses	(12,244)	(13,369)	(7,186)
(Loss) gain on sale of real estate	(4,087)	81	-
(Loss) gain on extinguishment of debt	(356)	672	7,961
Impairment charges	(10,217)	(13,831)	(214)
(Loss) income from discontinued operations	$(18,067)	$(12,487)	$9,196

During the three months ended June 30, 2013, we sold seven properties for an aggregate of $3.2 million, net of selling costs, and recognized a net loss on the sales totaling $8.0 million and lease termination income of $8.1 million, excluding an impairment charge of $2.1 million previously recognized during the fourth quarter of 2012 (Note 21).

In March 2013, a tenant in one of our domestic properties filed for bankruptcy and ceased paying rent to us. As a result, we suspended debt service payments on the related non-recourse mortgage loan. In April 2013, the bankruptcy court appointed a receiver to take possession of the property, and we no longer had control over the activities that most significantly impacted the economic performance of the property. In June 2013, the property was sold in a foreclosure auction, at which point we deconsolidated the investment with carrying values for its net investment in properties and non-recourse debt of $8.7 million and $13.0 million, respectively, and recognized a gain on the deconsolidation of $4.7 million, excluding an impairment charge of $9.3 million recognized during the first quarter of 2013 (Note 21).

During the three months ended June 30, 2013, we entered into a contract to sell a domestic property for $1.3 million. At June 30, 2013, this property was classified as Assets held for sale in the consolidated balance sheets. We completed the sale of the property in July 2013 (Note 21).

During the three months ended March 31, 2013, we sold four domestic properties for an aggregate of $27.9 million, net of selling costs, and recognized a net gain on the sales totaling $2.7 million, excluding an impairment charge of $1.2 million previously recognized during the fourth quarter of 2012 (Note 21).

2012 — During 2012, we sold 11 domestic properties for $24.9 million, net of selling costs, and recognized a net loss on the sales totaling $4.1 million and a net loss on the extinguishment of debt totaling $0.4 million, excluding impairment charges totaling $6.9 million recognized during the current year and $1.2 million previously recognized during 2011. The net gain on the extinguishment of debt excluded net loss on the extinguishment of debt of $0.1 million previously recognized during 2011.

In January 2012, we restructured our lease with PRG so as to extend the lease term to June 2029 and also give PRG the option to purchase the property at predetermined dates and prices during the lease term. If PRG does not exercise its purchase option, the property transfers to the tenant for $1 at the end of the lease term. The restructured lease is accounted for as a sales-type lease due to the automatic transfer of title at the end of the lease. At December 31, 2012, this asset was classified as Notes receivable in our consolidated balance sheet (Note 6).

2011 — During 2011, we sold 27 properties, of which the results of operations of 25 properties are reflected as discontinued operations in the consolidated financial statements. These 25 properties were sold for $129.9 million, net of selling costs, and we recognized a net loss on the sales totaling less than $0.1 million and a net gain on the extinguishment of debt totaling $0.8 million, excluding impairment charges totaling $12.6 million recognized during 2011 and $0.2 million previously recognized during 2010.

The sales included the sale by a jointly-owned investment in which we and CPA®:15 held interests of 70% and 30%, respectively, and which we consolidate, of several properties leased to PETsMART for $74.0 million in July 2011. Our share of the sale price was approximately $51.8 million. The investment used a portion of the sale proceeds to defease the non-recourse mortgage loan totaling $25.1 million on the related properties, of which our share was $17.6 million. As our interest was acquired at fair value through the Merger in May 2011, the disposition did not result in a gain or loss. Rather, the difference between our initial provisional carrying amount and sales price was considered a measurement period adjustment (Note 3).

(Loss) income from discontinued operations, net of tax included activity related to the deconsolidation of a subsidiary which leased properties to International Aluminum Corp. In May 2011, International Aluminum Corp. filed for bankruptcy protection and terminated their lease with us in bankruptcy proceedings. In August 2011, we suspended debt service payments on the related non-recourse mortgage loan and the court appointed a receiver to take possession of the properties. As we no longer had control over the activities that most significantly impacted the economic performance of this subsidiary following possession by the receiver, we deconsolidated the subsidiary during the third quarter of 2011. At the date of deconsolidation, the property had a carrying value of $38.1 million, reflecting the impact of impairment charges totaling $12.4 million recognized during the second quarter of 2011, and the related non-recourse mortgage loan had an outstanding balance of $38.7 million. In connection with this deconsolidation, and under accounting guidance that existed at that time, we recognized a gain of $1.2 million, which is included in Gain on extinguishment of debt from discontinued operations in the consolidated financial statements.

2010 — During 2010, we foreclosed on a property which was subsequently sold by the bank to a third party for $2.0 million and recognized a net gain on the extinguishment of debt of $0.9 million.

(Loss) income from discontinued operations, net of tax included activity related to the deconsolidation of a subsidiary which leased a property to Goertz & Schiele Corp. We suspended debt service payments on the related non-recourse debt obligation after our tenant, Goertz & Schiele Corp., ceased making rent payments to us. Goertz & Schiele Corp. had filed for bankruptcy and, in January 2010, terminated its lease with us in bankruptcy proceedings, and we subsequently consented to a court order appointing a receiver. As we no longer had control over the activities that most significantly impact the economic performance of this subsidiary following possession by the receiver, we deconsolidated the subsidiary during the first quarter of 2010. At the date of deconsolidation, the property had a carrying value of $5.9 million and the non-recourse mortgage loan had an outstanding balance of $13.3 million. In connection with this deconsolidation, and under accounting guidance that existed at that time, we recognized a gain of $7.1 million, inclusive of amounts attributable to noncontrolling interests of $3.5 million. We have recorded the operations and gain recognized upon deconsolidation as discontinued operations, as we have no significant influence on the entity and there are no continuing cash flows from the property.